Shareholder Report, Average Annual Return (Details)	12 Months Ended	47 Months Ended
	May 31, 2025	May 31, 2025
Alexis Practical Tactical ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alexis Practical Tactical ETF NAV
Average Annual Return, Percent	10.72%	7.02%
S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	13.52%	10.13%
35% S&P 500/35% Morningstar Global Markets/30% Aggregate Bond [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	35% S&P 500/35% Morningstar Global Markets/30% Aggregate Bond
Average Annual Return, Percent	11.29%	5.79%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.46%	(1.23%)
Morningstar Global Market Large Mid GR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Market Large Mid GR
Average Annual Return, Percent	13.84%	7.25%